FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES

NOTE 18 - FINANCIAL ASSETS AND LIABILITIES

The Company has concession contracts and authorizations in the generation segment, signed with the Granting Authority (Union), for periods varying between 20 years and 35 years, and all contracts have similarities in terms of rights and obligations of the concessionaire and the granting power. The terms of the main concessions are described in note 3.

	12/31/2021	12/31/2020
Non-current assets
Compensable Generation Concessions (a)	2,172,162	2,096,717
Itaipu Financial Asset (b)	428,865	1,103,034
Total Financial Assets	2,601,027	3,199,751

Current Liabilities
Itaipu Financial Liabilities (b)	(578,626)	(647,214)
Total Financial Liabilities	(578,626)	(647,214)

(a)Compensable Generation Concessions

In July 2021, ANEEL established the calculation criteria and procedures for the indemnity of investments in non-amortized or non-depreciated reversible goods from concessions, extended or not, under the terms of Law No. 12,783/2013. Not only that, but the ANEEL also decided in its 25th Public Ordinary Meeting of Directors of 2021, which took place on July 13, 2021, to amend the text of REN 596/2013. In this sense, the hydroelectrical installations of the subsidiaries contemplated in the analysis for the receipt of complementary indemnity are:

●	Chesf: Xingó, Paulo Afonso I, II, III, and IV, Apolônio Sales (Moxotó), Luiz Gonzaga (Itaparica), Boa Esperança, Pedra e Funil, with an installed total capacity of 9,208.5 MW;
●	Furnas: Corumbá, Funil, Furnas, Luiz Carlos de Barreto de Carvalho, Marimbondo, and Porto Colômbia, with an installed total capacity of 4,617 MW; and
●	Eletronorte: Coaracy Nunes, with an installed total capacity of 78 MW.

The Company clarifies that the values previously disclosed should be recalculated due to the new conditions established by the revision of Normative Resolution No. 596/2013, amended by Normative Resolution No. 942/2021, from July 13, 2021. Therefore, the Company has started the process of evaluation of corroborating documents, being executed by the ANEEL for the ratification of the effective values for the generation with a deadline of 365 days after the publication of Normative Resolution No. 942/2021., see note 3.1. The company’s request for indemnity goes above the values currently recorded.

It is noteworthy that the aforementioned hydroelectric installations from the subsidiaries included in the analysis for the receipt of complementary indemnity did not have their respective capacities (MW) audited.

(b)	Itaipu Financial Assets (Liabilities)

	12/31/2021	12/31/2020
Current Assets/Liabilities
Accounts Receivable	3,665,620	3,921,488
Right of Reimbursement	2,837,610	2,608,840
Energy Suppliers - Itaipu	(3,213,830)	(3,314,717)
Reimbursement Obligations	(3,868,026)	(3,862,825)
	(578,626)	(647,214)
Non-current assets /liabilities
Accounts Receivable	406,085	656,177
Right of Reimbursement	306,339	1,891,004
Reimbursement Obligations	(283,559)	(1,444,147)
	428,865	1,103,034

Total	(149,761)	455,820

The effects of the constitution of the financial asset Itaipu are inserted above and detailed below:

●	Adjustment factor

The balances resulting from the Itaipu Binacional adjustment factor inserted in the Financial Assets and Liabilities line items are shown in the following table:

	12/31/2021		12/31/2020
	R$ (thousand)	US$ (thousand)	R$ (thousand)	US$ (thousand)
Regulatory Asset - Current Asset	2,837,610	508,487	2,608,839	502,018
Regulatory Asset - Non-current Asset	306,339	54,895	1,891,004	363,885
Total Assets	3,143,949	563,382	4,499,843	865,903

Reimbursement obligation - Union - Current liabilities	(2,162,803)	(387,564)	(1,639,568)	(315,502)
Reimbursement obligation - Union - Non-current liabilities	(283,559)	(50,812)	(1,444,147)	(277,897)
Total liabilities	(2,446,362)	(438,376)	(3,083,715)	(593,399)

Net financial assets	697,587	125,006	1,416,128	272,504

Adopted Rate:	12/31/2021		12/31/2020
USD	5.58		5.20

The Company’s liabilities will be transferred to the National Treasury until 2023, as a result of the credit assignment operation carried out between the Company and the National Treasury in 1999.

Such amounts will be realized through their inclusion in the transfer tariff to be practiced until 2023.

●	Commercialization of electricity from Itaipu

The commercialization operation does not impact the Company’s results, and, under the terms of the current regulation, the negative result represents an unconditional right to receive and, if positive, an effective obligation.

On December 31, 2021, the commercialization activity presented a surplus of R$ 756,443 (at a surplus of R$ 632,656 on December 31, 2020), with the resulting obligation being considered as part of the financial liability line item.

Accounting Policy

The Company recognizes a financial asset when it receives in cash or other financial assets, from the granting authority, in exchange for the construction or improvement, operation, and maintenance of public sector asset for a specified period of time.

The assets originating from the concession contracts of RBSE’s transmission segment are measured at fair value through the result of the agreement following the provisions of IFRS 9.

Within the concession contracts, the generation contracts, the commercialization of Itaipu’s electric energy, and RSBE’s transmission contracts remunerated by the RAP are classified as indemnifiable financial assets. The other transmission contracts are classified as contractual assets.

Generation Concessions and Authorizations

a)

Hydraulic and thermal generation - As of January 1, 2013, the concessions directly affected by Law 12.783 / 2013, until then outside the scope of International Financial Reporting Interpretations Committee (IFRIC) – 12 Service Concession Arrangements, become part of the scope of such regulations, considering the change in the price regime, becoming a regulated tariff for these concessions;

b)

Nuclear generation – This has a specific charging system, as it is an authorization and not a concession. Also, it is not within the scope of IFRIC 12 because it is it’s the Company’s own assets with no forecast of reversion to the period of operation. At the end of the operating period, the assets must be decommissioned.

Itaipu Binacional

Itaipu Binacional is governed by a 1973 Binational Treaty in which the tariff conditions were established, the basis for the formation of the tariff being determined exclusively to cover the expenses and debt service of this Company.

The tariff base and commercialization terms will be in effect until 2023, which corresponds to a significant part of the plant’s useful life, when the tariff base and the commercialization terms will then have to be reviewed by the contract parties, which are the Brazilian and Paraguayan States. The Itaipu tariff is a “per service cost” tariff and was established in a preponderant manner to allow payment of the debt service, which has a final maturity in 2023, and to maintain its operating and maintenance expenses. According to the Treaty, the Company is responsible for acting as agent in the commercialization of the energy produced by Itaipu and destined for the Brazilian market.